LICENSES (Tables)	12 Months Ended
Dec. 31, 2011
LICENSES
Recorded values of the Group's telecommunication licenses

	December 31,
	2011	2010
Russia	$20,320	$229,209
Uzbekistan	196,517	196,517
Armenia	192,186	203,993
Ukraine	49,494	49,414

Licenses, at cost	458,517	679,133
Accumulated amortization	(231,006)	(384,405)

Licenses, net	$227,511	$294,728

Estimated amortization expense

Estimated amortization expense in the year ended December 31,
2012	$36,186
2013	31,016
2014	29,804
2015	29,797
2016	29,791
Thereafter	70,917

Total	$227,511